Related Party Transactions	12 Months Ended
Dec. 31, 2021
Related Party Transactions [abstract]
Related Party Transactions

13.   RELATED PARTY TRANSACTIONS

In addition to the related party transactions and balances disclosed elsewhere in these financial statements, the Company entered into the following related party transactions during the years ended December 31, 2021, and 2020:

(a)    Purchase of Goods and Services

During the years ended December 31, 2021, the Company was charged $5 thousand (2020: $157 thousand) for general and administrative services pursuant to a shared services agreement with Gold Group Management Inc., a company of which Simon Ridgway, the Company’s former Chairman, is a director. Effective February 2, 2021, Mr. Ridgway resigned as director and Chairman of the Board, and costs associated with the shared services agreement with Gold Group Management Inc. are no longer reported as related party transactions.

As at December 31, 2021, the Company had $nil outstanding balances payable to Gold Group Management Inc. (December 31, 2020 - $9 thousand). Amounts due to related parties are due on demand and are unsecured.

(b)    Key Management Personnel

During the year ended December 31, 2021 and 2020, the Company was charged for consulting services by Mario Szotlender, a director of the Company and by Mill Street Services Ltd., a company of which Mr. Ridgway, the Company’s former Chairman, is a director. Effective February 2, 2021, Mr. Ridgway resigned as director and Chairman of the Board, and costs associated incurred with Mill Street Services Ltd. are no longer reported as related party transactions. Such amounts, along with other amounts paid to key management personnel were as follows:

	Years ended December 31,
	2021	2020
Salaries and benefits	$7,639	$4,266
Directors fees	658	707
Consulting fees	78	134
Share-based payments	2,565	11,115
	$10,940	$16,222